Transmission Rights (Tables)	12 Months Ended
Dec. 31, 2025
Transmission Rights
Schedule of transmission rights and programming

	2025		2024
Transmission rights	Ps.	951,979	Ps.	1,024,985
Non-current portion of:
Transmission rights		74,234		74,234
Current portion of transmission rights	Ps.	877,745	Ps.	950,751